Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets Abstract [Abstract]
Disclosure Of Intangible Assets Explanatory

15. Intangible Assets

Details of intangible assets as of December 31, 2018 and 2019, are as follows:

	2018
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying Amount
	(In millions of Korean won)
Goodwill	￦	346,314	￦	—	￦	(70,517)	￦	(577)	￦	275,220
Other intangible assets		4,140,355		(1,614,775)		(45,017)		—		2,480,563

Total	￦	4,486,669	￦	(1,614,775)	￦	(115,534)	￦	(577)	￦	2,755,783

	2019
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying Amount
	(In millions of Korean won)
Goodwill	￦	346,314	￦	—	￦	(70,517)	￦	(56)	￦	275,741
Other intangible assets		4,420,371		(1,926,647)		(31,652)		—		2,462,072

Total	￦	4,766,685	￦	(1,926,647)	￦	(102,169)	￦	(56)	￦	2,737,813

Details of goodwill as of December 31, 2018 and 2019, are as follows:

	2018				2019
	Acquisition cost		Carrying amount		Acquisition cost		Carrying amount
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
KB Cambodia Bank		1,202		—		1,202		—
KB Securities Co., Ltd.[1]		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,404
KB Securities Vietnam Joint Stock Company[2]		13,092		12,520		13,092		12,987
KB Daehan Specialized Bank PLC.		1,515		1,510		1,515		1,564

Total	￦	346,314	￦	275,220	￦	346,314	￦	275,741

[1]	The amount occurred from formerly known as KB Investment & Securities Co., Ltd.
[2]	MARITIME SECURITIES INCORPORATION changed its name to KB Securities Vietnam joint stock company.

The changes in accumulated impairment losses of goodwill for the years ended December 31, 2018 and 2019, are as follows:

2018
Beginning		Impairment		Others		Ending
(In millions of Korean won)
￦	(70,517)	￦	—	￦	—	￦ (70,517)

2019
Beginning		Impairment		Others		Ending
(In millions of Korean won)
￦	(70,517)	￦	—	￦	—	￦ (70,517)

The details of allocated goodwill to cash-generating units and related information for impairment testing as of December 31, 2019, are as follows:

	2019
	Housing & Commercial Bank				KB Securities Co., Ltd.[1]		KB Capital Co., Ltd.		KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		KB Securities Vietnam Joint Stock Company[2]		KB DAEHAN SPECIALIZED BANK PLC.		Total
	Retail Banking		Corporate Banking
Carrying amounts	￦	49,315	￦	15,973	￦	58,889	￦	79,609	￦	57,404	￦	12,987	￦	1,564	￦	275,741
Recoverable amount exceeded carrying amount		3,424,398		3,142,439		663,842		1,713,855		481,609		9,077		11,772		9,446,992
Discount rate (%)		13.02		13.09		17.25		11.54		8.29		19.95		19.55
Permanent growth rate (%)		1.00		1.00		1.00		1.00		1.00		1.00		1.00

[1]	The amount occurred from formerly known as KB Investment&Securities Co., Ltd.
[2]	MARITIME SECURITIES INCORPORATION changed its name to KB Securities Vietnam joint stock company.

Goodwill is allocated to cash-generating units, based on management’s analysis, that are expected to benefit from the synergies of the combination for impairment testing, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. The Group recognized the amount of ￦ 65,288 million related to goodwill acquired in the merger of Housing & Commercial Bank. Of those respective amounts, the amounts of ￦ 49,315 million and ￦ 15,973 million were allocated to the Retail Banking and Corporate Banking, respectively. Cash-generating units to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit, including the goodwill, with the recoverable amount of the unit.

The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell is the amount obtainable from the sale in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. If it is difficult to measure the amount obtainable from the sale, the Group measures the fair value less costs to sell by reflecting the characteristics of the measured cash-generating unit. If it is not possible to obtain reliable information to measure the fair value less costs to sell, the Group uses the asset’s value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows after projection period are estimated on the assumption that the future cash flows will increase by 1.0% for all other cash-generating units. The key assumptions used for the estimation of the future cash flows are the market size and the Group’s market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the asset for which the future cash flow estimates have not been adjusted.

Details of intangible assets, excluding goodwill, as of December 31, 2018 and 2019, are as follows:

	2018
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	9,248	￦	(2,661)	￦	(2,090)	￦	4,497
Software		1,169,549		(965,044)		—		204,505
Other intangible assets		515,041		(223,503)		(42,927)		248,611
Value of Business Acquired (VOBA)		2,395,291		(393,346)		—		2,001,945
Finance leases assets		51,226		(30,221)		—		21,005

Total	￦	4,140,355	￦	(1,614,775)	￦	(45,017)	￦	2,480,563

	2019
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	5,802	￦	(2,930)	￦	(19)	￦	2,853
Software		1,428,655		(1,055,136)		—		373,519
Other intangible assets		555,424		(257,274)		(31,633)		266,517
Value of Business Acquired (VOBA)		2,395,290		(585,805)		—		1,809,485
Right-of-use assets		35,200		(25,502)		—		9,698

Total	￦	4,420,371	￦	(1,926,647)	￦	(31,652)	￦	2,462,072

The changes in intangible assets, excluding goodwill, for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Acquisition & Transfer		Disposal		Amortization[1]		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	7,098	￦	1,329	￦	(1,200)	￦	(639)	￦	—	￦	(2,091)	￦	4,497
Software		177,566		103,398		(6)		(76,280)		17		(190)		204,505
Other intangible assets[2]		247,479		36,014		(10,290)		(24,388)		—		(204)		248,611
Value of Business Acquired (VOBA)		2,216,098		—		—		(214,153)		—		—		2,001,945
Finance leases assets		21,369		8,024		—		(8,388)		—		—		21,005

Total	￦	2,669,610	￦	148,765	￦	(11,496)	￦	(323,848)	￦	17	￦	(2,485)	￦	2,480,563

	2019
	Beginning		Acquisition & Transfer		Disposal		Amortization[1]		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	4,497	￦	174	￦	(1,160)	￦	(658)	￦	—	￦	—	￦	2,853
Software		204,505		274,583		—		(105,228)		—		(341)		373,519
Other intangible assets[2]		248,611		59,776		(13,534)		(33,590)		—		5,254		266,517
Value of Business Acquired (VOBA)		2,001,945		—		—		(192,460)		—		—		1,809,485
Right-of-use assets		21,063		1,010		—		(9,893)		—		(2,482)		9,698

Total	￦	2,480,621	￦	335,543	￦	(14,694)	￦	(341,829)	￦	—	￦	2,431	￦	2,462,072

[1]

Including ￦ 214,735 million and ￦ 193,085 million recorded in insurance expenses and other operating expenses and others in the statements of comprehensive income for the years ended December 31, 2018 and 2019.

[2]

Impairment loss for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment loss was recognized when its recoverable amount is higher than its carrying amount.

The changes in accumulated impairment losses on intangible assets for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses on intangible assets	￦ (43,074)	￦ (5,846)	￦	3,475	￦	428	￦ (45,017)

	2019
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses on intangible assets	￦ (45,017)	￦ (1,578)	￦	6,859	￦	8,084	￦ (31,652)